As filed with the Securities and Exchange Commission on February 3, 2017

Registration Nos. 33-49098

811-06719

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 128	☒

and

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 129	☒

(Check appropriate box or boxes)

STERLING CAPITAL FUNDS

(Exact name of registrant as specified in charter)

3605 Glenwood Avenue, Suite 100 Raleigh, NC	27612 (Zip Code)
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 228-1872

Copies to:
James T. Gillespie, President Sterling Capital Funds 3605 Glenwood Avenue, Suite 100 Raleigh, NC 27612	Thomas R. Hiller, Esquire Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, MA 02119
(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a)

☐	on (date) pursuant to paragraph (a)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

STERLING CAPITAL FUNDS

SUPPLEMENT DATED APRIL [ ], 2017

TO THE

CLASS A, B AND C SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

AND

CLASS A AND C STERLING CAPITAL SMID OPPORTUNITIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION,

DATED FEBRUARY 1, 2017

Effective [ ], 2017, the following supplements and, to the extent inconsistent therewith, supersedes the information contained in the summary prospectus(es) (the “Summary Prospectuses”), prospectus (the “Prospectus”) and statement of additional information (the “SAI”), dated February 1, 2017, for each of the following funds: Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, and the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (together with the Sterling Capital SMID Opportunities Fund, the “Funds”) and the prospectus (the “SMID Prospectus” and, together with the Prospectus, the “Prospectuses”) and statement of additional information (the “SMID SAI” and, together with the SAI, the “SAIs”), dated February 1, 2017, for the Sterling Capital SMID Opportunities Fund, as follows:

The following information replaces similar disclosure in the Summary Prospectuses and Prospectuses under “Fund Summaries — Fee Table”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other sales charge discounts and waivers is available from your financial professional, in “Distribution Arrangements/Sales Charges” on page [ ] of the Fund’s prospectus, in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”) and in “Sales Charges” on page [ ] of the Fund’s statement of additional information (“SAI”).

The following information replaces similar disclosure in the Prospectus under sub-section “Shareholder Information—Choosing a Share Class”:

Class A and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. Class B shares of the Funds are closed to new purchases. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Not all Funds or classes may be available for purchase in your state. Different financial intermediaries may impose different sales loads or offer different ways to reduce sales loads. These variations are described in the Appendix. Your financial representative can help you decide which share class is best for you.

Class A Shares

• Equity Funds, Bond Funds and Funds of Funds:	Front-end sales charges, as described on page [ ], in the Appendix and in the SAI.
• Distribution and shareholder service fees of 0.25% of average daily net assets.
• Offered By:
Behavioral Large Cap Value Equity Fund	Corporate Fund
Mid Value Fund	Securitized Opportunities Fund
Behavioral Small Cap Value Equity Fund	Kentucky Intermediate Tax-Free Fund
Special Opportunities Fund Equity Income Fund	Maryland Intermediate Tax-Free Fund North Carolina Intermediate Tax-Free Fund

Long/Short Equity Fund Behavioral International Equity Fund Ultra Short Bond Fund Short Duration Bond Fund Intermediate U.S. Government Fund Total Return Bond Fund

South Carolina Intermediate Tax-Free Fund

Virginia Intermediate Tax-Free Fund

West Virginia Intermediate Tax-Free Fund

Diversified Income Fund

Strategic Allocation Balanced Fund

Strategic Allocation Growth Fund

• A deferred sales charge, as described on page [ ], in the Appendix and in the SAI.

Class C Shares

•	No front-end sales charge; all your money goes to work for you right away.
•	Distribution and shareholder service (12b-1) fees of 1.00% of average daily net assets.
•	A deferred sales charge, as described on page [ ], the Appendix and in the SAI.
•	Maximum investment for all Class C purchases: None

The following information replaces similar disclosure in the SMID Prospectus under sub-section “Shareholder Information—Choosing a Share Class”:

Class A and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Not all classes may be available for purchase in your state. Different financial intermediaries may impose different sales loads or offer different ways to reduce sales loads. These variations are described in the Appendix. Your financial representative can help you decide which share class is best for you.

Class A Shares

•	Front-end sales charges, as described on page [ ], in the Appendix and in the SAI.
•	Distribution and shareholder service fees of 0.25% of average daily net assets.
•	A deferred sales charge, as described on page [ ], in the Appendix and in the SAI.

Class C Shares

•	No front-end sales charge; all your money goes to work for you right away.
•	Distribution and shareholder service (12b-1) fees of 1.00% of average daily net assets.
•	A deferred sales charge, as described on page [ ], the Appendix and in the SAI.
•	Maximum investment for all Class C purchases: None

The following information replaces similar disclosure in the Prospectuses under sub-section “Shareholder Information—Distribution Arrangements/Sales Charges—Calculation of Sales Charges—Class A Shares”:

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest is used to pay the sales charge and the remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on shares purchased directly from the Funds online at www.sterlingcapitalfunds.com or on reinvested dividends and distributions. Different financial intermediaries may impose different sales loads or offer different ways to reduce sales loads. These variations are described in the Appendix.

The following information replaces similar disclosure in the Prospectus under sub-section “Shareholder Information—Exchanging Your Shares”:

You can exchange your shares in one Fund for shares of the same class of another Sterling Capital Fund, usually without paying additional sales charges (see “Notes on Exchanges” below). You must meet the minimum investment requirements for the Sterling Capital Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class B Shares not may be exchanged for Class A Shares. Class C Shares generally may not be exchanged for Class A Shares except as otherwise provided in the Appendix. Class C Shares may not be exchanged for Class B Shares. Class A, Class B, and Class C Shares may also be exchanged for Institutional Shares of the same Fund if you become eligible to purchase Institutional Shares. Please consult the Institutional Shares prospectus for more information. No transaction fees are currently charged for exchanges. You may deposit redemption proceeds into the Sterling Capital Deposit Account.

The following information replaces similar disclosure in the SMID Prospectus under sub-section “Shareholder Information—Exchanging Your Shares”:

You can exchange your shares in the Fund for shares of the same class of another Sterling Capital Fund, usually without paying additional sales charges (see “Notes on Exchanges” below). You must meet the minimum investment requirements for the Sterling Capital Fund into which you are exchanging. Exchanges from the Fund to another Sterling Capital Fund are taxable. Class C Shares generally may not be exchanged for Class A Shares except as otherwise provided in the Appendix. Class A and Class C Shares may also be exchanged for Institutional Shares of the same Sterling Capital Fund if you become eligible to purchase Institutional Shares. Please consult the Institutional Shares prospectus for more information. No transaction fees are currently charged for exchanges. You may deposit redemption proceeds into the Sterling Capital Deposit Account.

The following information is added to the Prospectuses following the applicable sub-section “Other Information About the Funds —Financial Highlights”:

Appendix to the Prospectus dated [ ], 2017, as supplemented:

Sales Charge Discounts and Waivers Available

from Certain Financial Intermediaries

The information in this Appendix is a part of, and incorporated into, the Prospectus for your Fund.

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or statement of additional information.

Front-end Sales Load Waivers Available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

•	Shares purchased by or through a 529 Plan

•	Shares purchased through a Merrill Lynch affiliated investment advisory program

•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

•	Shares of funds purchased through the Merrill Edge Self-Directed platform

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

•	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the Prospectus

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as “Rights of Reinstatement”)

•	Class C Shares held for 10 years or more that are exchanged for Class A Shares of the same Fund

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder

•	Shares sold as part of a systematic withdrawal plan as described in the Prospectus

•	Return of excess contributions from an IRA Account

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2

•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

•	Shares acquired through a Right of Reinstatement made available by Merrill Lynch

•	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms

•	Shares exchanged from Class A, B or C shares into Institutional Shares[1]

Front-end Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent

Breakpoints as described in this Prospectus

Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time

[1]	Notwithstanding such waiver, Merrill Lynch will remit to the Fund’s distributor a portion of the CDSC otherwise payable upon sale of such shares.

The following information replaces similar disclosure in the SAIs under the sub-section “Additional Purchase and Redemption Information—Sales Charges”:

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest is used to pay the sales charge and the remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions purchased directly from a Fund. Different financial intermediaries may impose different sales loads or offer different ways to reduce sales loads. These variations are described in the Prospectus in the Appendix: Sales Charge Discounts and Waivers Available from Certain Financial Intermediaries (the “Appendix”).

Subject to the Appendix, the current sales charge rates are as follows:

The following paragraph is inserted before the first paragraph under the sub-section “Additional Purchase and Redemption Information—Sales Charge Reductions and Waivers” in the SAIs:

Certain sales of Class A Shares made through certain financial intermediaries are made without a sales charge or with a reduced sales charge, as described in the Appendix. Purchasers investing through a financial intermediary should consult their financial intermediary to determine their eligibility for such sales charge reductions.

The following information replaces the first paragraph in the SAI under the sub-section “Additional Purchase and Redemption Information—Exchange Privilege—Class C”:

Class C Shares of each Fund may be exchanged for Class C Shares of the other Funds on the basis of relative NAV per Class C Share, without the payment of any CDSC which might otherwise be due upon redemption of the outstanding Class C Shares. Class C Shares generally may not be exchanged for Class A Shares except as otherwise provided in the Appendix. Redemption proceeds may be deposited into the SCDA.

The following information replaces first paragraph in the SMID SAI under the sub-section “Additional Purchase and Redemption Information—Exchange Privilege—Class C”:

Class C Shares of the Fund may be exchanged for Class C Shares of the other Sterling Capital Funds on the basis of relative NAV per Class C Share, without the payment of any CDSC which might otherwise be due upon redemption of the outstanding Class C Shares. Class C Shares generally may not be exchanged for Class A Shares except as otherwise provided in the Appendix. Redemption proceeds may be deposited into the SCDA.

PART C. OTHER INFORMATION

Item 28. Exhibits

(a)(1)	Amended and Restated Agreement and Declaration of Trust dated February 1, 2011 is incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(2)	Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust dated April 5, 2016 is incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 119 to the Registration Statement of the Registrant on Form N-1A (filed April 28, 2016).

(b)(1)	Amended and Restated Bylaws dated November 19, 2015 is incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(c)(1)	Article III; Article V; Article VIII, Section 4; and Article IX, Sections 1, 4, 5, and 7 of the Amended and Restated Agreement and Declaration of Trust are incorporated by reference to Exhibit (a)(1) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(2)	Article 9; Article 10, Section 6; and Article 11 of the By-laws responsive to this item are incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A (filed April 27, 2007).

(d)(1)	Investment Advisory Agreement between the Registrant and Sterling Capital Management LLC dated October 1, 2010, including Schedule A, is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(i)	Amendment to Investment Advisory Agreement dated June 29, 2011 is incorporated by reference to Exhibit (d)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(ii)	Amendment to Investment Advisory Agreement dated November 18, 2011 is incorporated by reference to Exhibit (d)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(iii)	Amendment to Investment Advisory Agreement dated November 20, 2012 is incorporated by reference to Exhibit (d)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(iv)	Amendment to Investment Advisory Agreement dated November 15, 2012 is incorporated by reference to Exhibit (d)(1)(iv) to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2013).

(v)	Amendment to Investment Advisory Agreement dated February 1, 2014 is incorporated by reference to Exhibit (d)(1)(v) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(vi)	Amendment to Investment Advisory Agreement dated November 28, 2014 is incorporated by reference to Exhibit (d)(1)(vi) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(vii)	Amendment to Investment Advisory Agreement dated August 20, 2015 is incorporated by reference to Exhibit (d)(1)(vii) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(viii)	Amendment to Investment Advisory Agreement dated September 29, 2016 is incorporated by reference to Exhibit (d)(1)(viii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(ix)	Amendment to Investment Advisory Agreement dated February 1, 2017 is incorporated by reference to Exhibit (d)(1)(ix) to Post-Effective Amendment No. 126 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2017).

(x)	Sub-Advisory Agreement between Sterling Capital Management LLC and Lucas Capital Management, LLC dated December 1, 2016 is incorporated by reference to Exhibit (d)(1)(x) to Post-Effective Amendment No. 126 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2017).

(xi)	Sub-Advisory Agreement between Sterling Capital Management LLC and Highland Capital Healthcare Advisors, L.P. (formerly, Cummings Bay Capital Management, L.P.) dated December 10, 2013 is incorporated by reference to Exhibit (d)(1)(v) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(xii)	Sub-Advisory Agreement between Sterling Capital Management LLC and Gator Capital Management, LLC dated August 1, 2013 is incorporated by reference to Exhibit (d)(1)(ix) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(xiii)	Sub-Advisory Agreement between Sterling Capital Management LLC and Emancipation Capital, LLC dated August 5, 2014 is incorporated by reference to Exhibit (d)(1)(x) to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2014).

(xiv)	Sub-Advisory Agreement between Sterling Capital Management LLC and Caerus Investors, LLC dated November 23, 2015 is incorporated by reference to Exhibit (d)(1)(xii) to Post-Effective Amendment No. 117 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2016).

(e)(1)	Distribution Agreement among the Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, LLC dated February 1, 2016 is incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 119 to the Registration Statement of the Registrant on Form N-1A (filed April 28, 2016).

(i)	Amendment to Distribution Agreement dated September 1, 2016 is incorporated by reference to Exhibit (e)(1)(i) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(2)	Distribution Services Agreement among the Registrant, Sterling Capital Management LLC and Sterling Capital Distributors, LLC dated February 1, 2016 is incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 119 to the Registration Statement of the Registrant on Form N-1A (filed April 28, 2016).

(f)	Not applicable.

(g)(1)	Custody Agreement between the Registrant and U.S. Bank N.A. dated August 31, 2006 is incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A (filed December 18, 2006).

(i)	Revised Exhibit C to Custody Agreement is incorporated by reference to Exhibit (g)(2)(i) to Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (filed January 31, 2007).

(ii)	Amendment to the Custody Agreement dated December 2, 2008 is incorporated by reference to Exhibit (g)(2)(ii) to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (filed January 28, 2009).

(iii)	Amendment to the Custody Agreement dated February 1, 2010 is incorporated by reference to Exhibit (g)(2)(iii) to Post-Effective Amendment No. 66 to the Registration Statement of the Registrant on Form N-1A (filed April 29, 2010).

(iv)	Amendment to the Custody Agreement dated May 1, 2010, including Schedule D, is incorporated by reference to Exhibit (g)(2)(iv) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(v)	Amendment to the Custody Agreement dated October 1, 2010 is incorporated by reference to Exhibit (g)(2)(v) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(vi)	Amendment to the Custody Agreement dated February 1, 2011 is incorporated by reference to Exhibit (g)(2)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(vii)	Amendment to the Custody Agreement dated June 29, 2011 is incorporated by reference to Exhibit (g)(2)(vii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(viii)	Amendment to the Custody Agreement dated November 20, 2012 is incorporated by reference to Exhibit (g)(2)(viii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(ix)	Amendment to the Custody Agreement dated December 12, 2013 is incorporated by reference to Exhibit (g)(1)(ix) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(x)	Amendment to the Custody Agreement dated November 21, 2014 is incorporated by reference to Exhibit (g)(1)(x) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(xi)	Amendment to the Custody Agreement dated August 20, 2015 is incorporated by reference to Exhibit (g)(1)(xi) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(xii)	Amendment to Custody Agreement dated September 7, 2016 is incorporated by reference to Exhibit (g)(1)(xii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(h)(1)	Administration Agreement between the Registrant and Sterling Capital Management LLC dated October 1, 2010 is incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(i)	Amendment to Administration Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(ii)	Amendment to Administration Agreement dated November 18, 2011 is incorporated by reference to Exhibit (h)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(iii)	Amendment to Administration Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(1)(iii) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(iv)	Amendment to Administration Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(1)(iv) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(v)	Amendment to Administration Agreement dated November 15, 2012 is incorporated by reference to Exhibit (h)(1)(v) to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2013).

(vi)	Amendment to Administration Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(1)(vi) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(vii)	Amendment to Administration Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(1)(vii) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(viii)	Amendment to Administration Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(1)(viii) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(ix)	Amendment to Administration Agreement dated November 19, 2015 is incorporated by reference to Exhibit (h)(1)(ix) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(x)	Amendment to Administration Agreement dated August 25, 2016 is incorporated by reference to Exhibit (h)(1)(x) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(2)	License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

(3)	Sub-Administration Services Agreement between Sterling Capital Management LLC and BNY Mellon Investment Servicing (US) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(4) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Amendment to Sub-Administration Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit (h)(3)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)	Amended and Restated Exhibit A to Sub-Administration Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit (h)(3)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iii)	Amendment to Sub-Administration Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(3)(iii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(iv)	Amendment to Sub-Administration Services Agreement is incorporated by reference to Exhibit (h)(3)(iv) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(v)	Amendment to Sub-Administration Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(3)(v) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(vi)	Amendment to Sub-Administration Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(3)(vi) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(vii)	Amendment to Sub-Administration Services Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(3)(vi) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(viii)	Amendment to Sub-Administration Services Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(3)(viii) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(ix)	Amendment to Sub-Administration Services Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(3)(ix) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(x)	Electronic Prospectus Services Agreement dated July 30, 2015 is incorporated by reference to Exhibit (h)(3)(x) to Post-Effective Amendment No. 117 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2016).

(xi)	Amendment to Sub-Administration Services Agreement dated July 8, 2016 is incorporated by reference to Exhibit (h)(3)(xi) to Post-Effective Amendment No. 121 to the Registration Statement of the Registrant on Form N-1A (filed July 15, 2016).

(xii)	Amendment to Sub-Administration Services Agreement dated September 1, 2016 is incorporated by reference to Exhibit (h)(3)(xii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(4)	Transfer Agency and Blue Sky Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Amendment to Transfer Agency and Blue Sky Services Agreement dated April 23, 2007 is incorporated by reference to Exhibit (h)(5)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(ii)	Red Flag Services Amendment to Transfer Agency and Blue Sky Services Agreement dated May 1, 2009 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 62 to the Registration Statement of the Registrant on Form N-1A (filed April 30, 2009).

(iii)	AlbridgeCentral Amendment to Transfer Agency and Blue Sky Services Agreement dated September 1, 2009 is incorporated by reference to Exhibit (h)(4)(iii) to Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

(iv)	Amendment to Transfer Agency and Blue Sky Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(4)(iv) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(v)	Amended and Restated Exhibit A to Transfer Agency and Blue Sky Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(4)(v) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(vi)	Amendment to Transfer Agency and Blue Sky Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(4)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(vii)	Form of Amendment to Transfer Agency and Blue Sky Services Agreement is incorporated by reference to Exhibit (h)(4)(vii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(viii)	Amendment to Transfer Agency and Blue Sky Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(4)(viii) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(ix)	Amendment to Transfer Agency and Blue Sky Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(4)(ix) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(x)	Amendment to Transfer Agency and Blue Sky Services Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(4)(ix) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(xi)	Amendment to Transfer Agency and Blue Sky Services Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(4)(xi) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(xii)	Amendment to Transfer Agency and Blue Sky Services Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(4)(xii) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(xiii)	Amendment to Transfer Agency and Blue Sky Services Agreement dated July 8, 2016 is incorporated by reference to Exhibit (h)(4)(xiii) to Post-Effective Amendment No. 121 to the Registration Statement of the Registrant on Form N-1A (filed July 15, 2016).

(xiv)	Amendment to Transfer Agency and Blue Sky Services Agreement dated September 20, 2016 is incorporated by reference to Exhibit (h)(4)(xiv) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(5)	Accounting Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Fair Value Services Amendment to Accounting Services Agreement dated May 8, 2007 is incorporated by reference to Exhibit No. (h)(6)(i) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(ii)	Amendment to Accounting Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iii)	Amended and Restated Exhibit A to Accounting Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(iii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iv)	Typesetting Services Amendment to Accounting Services Agreement dated September 15, 2010 is incorporated by reference to Exhibit No. (h)(5)(iv) to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2010).

(v)	Money Market Fund Services Amendment to Accounting Services Agreement dated December 1, 2010 is incorporated by reference to Exhibit No. (h)(5)(v) to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2011).

(vi)	Amendment to Accounting Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(5)(vi) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(vii)	Amendment to Accounting Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(5)(vii) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(viii)	Amendment to Accounting Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(5)(viii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(ix)	Amendment to Accounting Services Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(5)(ix) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(x)	Amendment to Accounting Services Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(5)(x) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(xi)	Amendment to Accounting Services Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(5)(xi) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(xii)	Amendment to Accounting Services Agreement dated July 8, 2016 is incorporated by reference to Exhibit (h)(4)(xiii) to Post-Effective Amendment No. 121 to the Registration Statement of the Registrant on Form N-1A (filed July 15, 2016).

(xiii)	Amendment to Accounting Services Agreement dated September 20, 2016 is incorporated by reference to Exhibit (h)(5)(xiii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(6)	Compliance Support Services Agreement between Registrant and BNY Mellon Investment Servicing (U.S.) Inc. dated December 18, 2006 is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 56 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2007).

(i)	Amendment to Compliance Support Services Agreement dated January 1, 2010 is incorporated by reference to Exhibit No. (h)(6)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)	Amended and Restated Exhibit B to Compliance Support Services Agreement dated February 1, 2010 is incorporated by reference to Exhibit No. (h)(6)(ii) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(iii)	Amendment to Compliance Support Services Agreement dated June 29, 2011 is incorporated by reference to Exhibit (h)(6)(iii) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(iv)	Form of Amendment to Compliance Support Services Agreement is incorporated by reference to Exhibit (h)(6)(iv) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(v)	Form of Amended and Restated Exhibit A to Compliance Support Services Agreement is incorporated by reference to Exhibit (h)(6)(v) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(vi)	Amendment to Compliance Support Services Agreement dated July 1, 2012 is incorporated by reference to Exhibit (h)(6)(vi) to Post-Effective Amendment No. 87 to the Registration Statement of the Registrant on Form N-1A (filed September 7, 2012).

(vii)	Amendment to Compliance Support Services Agreement dated November 20, 2012 is incorporated by reference to Exhibit (h)(6)(vii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(viii)	Amendment to Compliance Support Services Agreement dated December 12, 2013 is incorporated by reference to Exhibit (h)(6)(viii) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(ix)	Amendment to Compliance Support Services Agreement dated November 28, 2014 is incorporated by reference to Exhibit (h)(6)(ix) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(x)	Amendment to Compliance Support Services Agreement dated August 20, 2015 is incorporated by reference to Exhibit (h)(6)(x) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(xi)	Amendment to Compliance Support Services Agreement dated July 8, 2016 is incorporated by reference to Exhibit (h)(6)(xi) to Post-Effective Amendment No. 121 to the Registration Statement of the Registrant on Form N-1A (filed July 15, 2016).

(xii)	Amendment to Compliance Support Services Agreement dated September 20, 2016 is incorporated by reference to Exhibit (h)(6)(xii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(7)	Special Custody and Pledge Agreement between the Registrant on behalf of the Sterling Capital Long/Short Equity Fund and BNP Paribas Prime Brokerage, Inc. dated December 10, 2013 is incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(8)	Prime Brokerage Agreement between the Registrant on behalf of the Sterling Capital Long/Short Equity Fund and BNP Paribas Primer Brokerage, Inc. dated December 11, 2013 is incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(i)(1)	Opinion of Ropes & Gray LLP, for Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund and Sterling Capital Stratton Small Cap Value Fund, is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 114 to the Registration Statement of the Registrant on Form N-1A (filed July 23, 2015).

(i)(2)	Opinion of Ropes & Gray LLP is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(i)(3)	Opinion of Ropes & Gray LLP is incorporated by reference to Exhibit (i)(3) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(j)(1)	Consent of Independent Auditor (to be filed by amendment).

(j)(2)	Consent of ACA Performance Services, LLC is incorporated by reference to Exhibit (j)(2) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(k)	Not applicable.

(l)	Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (filed September 23, 1992).

(m)(1)	Amended and Restated Distribution and Shareholder Services Plan dated October 14, 2009 is incorporated by reference to Exhibit No. (m)(1) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(i)	Revised Schedule A to Amended and Restated Distribution and Shareholder Services Plan as amended and restated February 1, 2010 is incorporated by reference to Exhibit (m)(1)(i) to Post-Effective Amendment No. 64 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2010).

(ii)	Amended and Restated Distribution and Shareholder Services Plan dated November 18, 2011 is incorporated by reference to Exhibit (m)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(iii)	Amended and Restated Distribution and Shareholder Services Plan is incorporated by reference to Exhibit (m)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(iv)	Amended and Restated Distribution and Shareholder Services Plan dated November 15, 2012 is incorporated by reference to Exhibit (m)(1)(iv) to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A (filed January 30, 2013).

(v)	Amended and Restated Distribution and Shareholder Services Plan dated December 12, 2013 is incorporated by reference to Exhibit (m)(1)(v) to Post-Effective Amendment No. 102 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2014).

(vi)	Amended and Restated Distribution and Shareholder Services Plan dated November 25, 2014 is incorporated by reference to Exhibit (m)(1)(vi) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(vii)	Amended and Restated Distribution and Shareholder Services Plan dated August 20, 2015 is incorporated by reference to Exhibit (m)(1)(vii) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(viii)	Amended and Restated Distribution and Shareholder Services Plan dated August 25, 2016 is incorporated by reference to Exhibit (m)(1)(viii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(ix)	Amended and Restated Distribution and Shareholder Services Plan (to be filed by amendment).

(n)(1)	Multiple Class Plan effective February 1, 2010 is incorporated by reference to Exhibit (n)(1) to Post-Effective Amendment No. 63 to the Registration Statement of the Registrant on Form N-1A (filed November 25, 2009).

(i)	Amendment to Multiple Class Plan dated June 29, 2011 is incorporated by reference to Exhibit (n)(1)(i) to Post-Effective Amendment No. 74 to the Registration Statement of the Registrant on Form N-1A (filed June 29, 2011).

(ii)	Amendment to Multiple Class Plan dated November 18, 2011 is incorporated by reference to Exhibit (n)(1)(ii) to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on Form N-1A (filed January 17, 2012).

(iii)	Amendment to Multiple Class Plan is incorporated by reference to Exhibit (n)(1)(iii) to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant on Form N-1A (filed November 19, 2012).

(iv)	Amendment to Multiple Class Plan dated November 15, 2012 is incorporated by reference to Exhibit (n)(1)(iv) to Post-Effective Amendment No. 89 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2012).

(v)	Amendment to Multiple Class Plan is incorporated by reference to Exhibit (n)(1)(v) to Post-Effective Amendment No. 100 to the Registration Statement of the Registrant on Form N-1A (filed December 12, 2013).

(vi)	Amendment to Multiple Class Plan dated November 19, 2014 is incorporated by reference to Exhibit (n)(1)(vi) to Post-Effective Amendment No. 108 to the Registration Statement of the Registrant on Form N-1A (filed January 29, 2015).

(vii)	Amendment to Multiple Class Plan dated August 20, 2015 is incorporated by reference to Exhibit (n)(1)(vi) to Post-Effective Amendment No. 116 to the Registration Statement of the Registrant on Form N-1A (filed November 30, 2015).

(viii)	Amendment to Multiple Class Plan dated August 25, 2016 is incorporated by reference to Exhibit (n)(1)(vii) to Post-Effective Amendment No. 123 to the Registration Statement of the Registrant on Form N-1A (filed September 29, 2016).

(ix)	Amendment to Multiple Class Plan (to be filed by amendment).

(p)(1)	Code of Ethics for Sterling Capital Funds dated November 8, 1994 and amended August 24, 2016 is incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 125 to the Registration Statement of the Registrant on Form N-1A (filed November 29, 2016).

(2)	Amended Code of Ethics for Sterling Capital Management LLC is incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 121 to the Registration Statement of the Registrant on Form N-1A (filed July 15, 2016).

(3)	Code of Ethics of Lucas Capital Management, LLC is incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 100 to the Registration Statement of the Registrant on Form N-1A (filed December 12, 2013).

(4)	Code of Ethics of Highland Capital Healthcare Advisors, L.P. (formerly, Cummings Bay Capital Management, L.P.) is incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 100 to the Registration Statement of the Registrant on Form N-1A (filed December 12, 2013).

(5)	Code of Ethics of Gator Capital Management, LLC is incorporated by reference to Exhibit (p)(8) to Post-Effective Amendment No. 100 to the Registration Statement of the Registrant on Form N-1A (filed December 12, 2013).

(6)	Code of Ethics of Emancipation Capital, LLC is incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 2014).

(7)	Code of Ethics of Caerus Investors, LLC is incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 117 to the Registration Statement of the Registrant on Form N-1A (filed January 28, 2016).

Item 29. Persons Controlled By or Under Common Control with Registrant

      None.

Item 30. Indemnification

Article VIII, Sections 1 and 2 of the Registrant’s Declaration of Trust provides as follows:

Trustees, Officers, etc.

Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

Compromise Payment

Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involved such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Indemnification for the Trust’s principal underwriter is provided for in the Underwriting Agreement incorporated herein by reference as Exhibit (e)(1). The Trust maintains a directors and officers liability insurance policy. In addition, certain officers and the interested trustee are covered by BB&T Corporation’s directors and officers liability insurance policy.

Item 31. Business and Other Connections of Investment Advisers

Sterling Capital Management LLC

Sterling Capital Management LLC (“Sterling Capital”) is the investment adviser for the Funds. Sterling Capital, located at 4350 Congress Street, Suite 1000, Charlotte, NC 28209, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of September 30, 2016, Sterling Capital had approximately $51 billion in assets under management.

BB&T is a financial holding company that is a North Carolina corporation and is headquartered in Winston-Salem, North Carolina. Through its subsidiaries, BB&T operates more than 2,145 financial centers in 15 states and Washington, D.C. In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment and retail and wholesale insurance services. BB&T has provided investment management services through its Trust and Investment Management Division since 1912.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature (other than service in subsidiaries of BB&T or in the Registrant) in which each director or senior officer of Sterling Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with Sterling Capital	Other business, profession, vocation, or employment
Robert Bridges, Executive Director and Portfolio Manager	Board of Directors of Bridges Investment Counsel, Inc.; Director of Bridges Investment Fund, Inc.; Director of Provident Trust Company

The principal business address of Bridges Investment Counsel, Inc. is 8401 West Dodge Road, Omaha, NE 68114.

Lucas Capital Management, LLC

Lucas Capital Management, LLC (“Lucas Capital”) serves as investment sub-adviser for the Sterling Capital Long/Short Equity Fund. The principal address of Lucas Capital is 2 Bridge Avenue, Suite 221, Red Bank, NJ 07701. Lucas Capital is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Advisers Act of 1940, as amended (the “Advisers Act”).

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director or senior officer of Lucas Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with Lucas Capital	Other business, profession, vocation, or employment
Ralf Sellig, Principal	Director of GTL Energy, Ltd.
Robert Vogel, Principal	Chairman of the Board, Red Leaf Resources; Director, GTL Energy, Ltd.; Treasurer, BlinkNow Foundation

Highland Capital Healthcare Advisors, L.P.

Highland Capital Healthcare Advisors, L.P. (“HCHA”) serves as investment sub-adviser for the Sterling Capital Long/Short Equity Fund. The principal address of HCHA is 300 Crescent Court Suite 700 Dallas, TX 75201. HCHA is an investment adviser registered with the SEC under the Advisers Act of 1940.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director or senior officer of HCHA is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with HCHA	Other business, profession, vocation, or employment
Michael Gregory, Portfolio Manager	Chief Investment Officer and Global Head of Highland Alternative Investors; Director of Amino, Inc.

Emancipation Capital, LLC

Emancipation Capital, LLC (“Emancipation Capital”) serves as investment sub-adviser for the Sterling Capital Long/Short Equity Fund. The principal address of Emancipation Capital is 825 Third Avenue, New York, NY 10022. Emancipation Capital is an investment adviser registered with the SEC under the Advisers Act of 1940.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director or senior officer of Emancipation Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with Emancipation Capital	Other business, profession, vocation, or employment
Charles Frumberg, Managing Member	Board of Directors of Nightingale Informatix; Sole Owner of Circle N Advisors, LLC

Gator Capital Management, LLC

Gator Capital Management, LLC (“Gator Capital”) serves as investment sub-adviser for the Sterling Capital Long/Short Equity Fund. The principal address of Gator Capital is 100 S. Ashley Drive, Suite 895, Tampa, FL 33602. Gator Capital is an investment adviser registered with the SEC under the Advisers Act of 1940.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director or senior officer of Gator Capital is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with Gator Capital	Other business, profession, vocation, or employment
Derek Pilecki, Officer	None

Caerus Investors, LLC

Caerus Investors, LLC (“Caerus”) serves as investment sub-adviser for the Sterling Capital Long/Short Equity Fund. The principal address of Caerus is 599 Lexington Avenue, 19th floor, New York, NY 10022. Caerus is an investment adviser registered with the SEC under the Advisers Act of 1940.

Set forth below is information as to any other business, profession, vocation or employment of a substantial nature in which each director or senior officer of Caerus is, or at any time during the last two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner, or trustee.

Name and Position with Caerus	Other business, profession, vocation, or employment
Ward Davis, Chief Investment Officer and Portfolio Manager	Co-founder and Portfolio Manager, Caerus Investors, LLC
Brian Agnew, Managing Partner and Portfolio Manager	Co-founder and Portfolio Manager, Caerus Investors, LLC
Andrea J.S. Sayago, Chief Compliance Officer	Chief Compliance Officer, Ramius LLC

Item 32. Principal Underwriter

Item 32 (a)	Sterling Capital Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment company registered under the Investment Company Act of 1940, as amended:

1.	Sterling Capital Funds

Item 32 (b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Susan K. Moscaritolo	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

(1)	Sterling Capital Funds

3605 Glenwood Avenue, Suite 100

Raleigh, NC 27612

Attention: Secretary

(Registrant)

(2)	Sterling Capital Management LLC

4350 Congress Street, Suite 1000

Charlotte, NC 28209

Sterling Capital Management LLC

3605 Glenwood Avenue, Suite 100

Raleigh NC 27612

(Investment Adviser and Administrator for all Funds)

(3)	U.S. Bank National Association

425 Walnut Street, M.L. CN-OH-W6TC

Cincinnati, OH 45202

(Custodian)

(4)	Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

(Declaration of Trust, Bylaws, Minutes Book, Fund Agreements)

(5)	BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

(Fund Accountant, Transfer Agent, and Sub-Administrator)

(6)	Sterling Capital Distributors, LLC (formerly, Sterling Capital Distributors, Inc.)

400 Berwyn Park, Suite 110

899 Cassatt Road

Berwyn, PA 19312

(Distributor)

Item 34. Management Services

Not applicable.

Item 35. Undertakings

(a)	The Registrant undertakes to furnish to each person to whom a prospectus is delivered with a copy of the Registrant’s latest Annual report to shareholders upon request and without charge.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust dated February 1, 2011, as amended, of the Sterling Capital Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 128 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Massachusetts on the 3rd day of February, 2017.

STERLING CAPITAL FUNDS

/s/ James T. Gillespie

*James T. Gillespie

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 128 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ James T. Gillespie	President	February 3, 2017
* James T. Gillespie

/s/ Todd M. Miller	Treasurer	February 3, 2017
* Todd M. Miller

/s/ James L. Roberts	Trustee	February 3, 2017
*James L. Roberts

/s/ Douglas R. Van Scoy	Trustee	February 3, 2017
*Douglas R. Van Scoy

/s/ Drew T. Kagan	Trustee	February 3, 2017
*Drew T. Kagan

/s/ Laura C. Bingham	Trustee	February 3, 2017
*Laura C. Bingham

/s/ Alexander W. McAlister	Trustee	February 3, 2017
*Alexander W. McAlister

/s/ Alan G. Priest	Trustee	February 3, 2017
*Alan G. Priest

By:	/s/ Thomas R. Hiller
Thomas R. Hiller

*By Thomas R. Hiller, solely in his capacity as Attorney-in-Fact, pursuant to powers of attorney filed herewith.

POWER OF ATTORNEY

James L. Roberts, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	_/s/ James L. Roberts____
James L. Roberts

POWER OF ATTORNEY

James T. Gillespie, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	_/s/ James T. Gillespie__
James T. Gillespie

POWER OF ATTORNEY

Douglas R. Van Scoy, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	_/s/ Douglas R. Van Scoy______
Douglas R. Van Scoy

POWER OF ATTORNEY

Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	_/s/ Drew T. Kagan______
Drew T. Kagan

POWER OF ATTORNEY

Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	_/s/ Laura C. Bingham____
Laura C. Bingham

POWER OF ATTORNEY

Alexander W. McAlister, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: May 1, 2012	_/s/ Alexander W. McAlister___
Alexander W. McAlister

POWER OF ATTORNEY

Alan G. Priest, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller, Margaret S. Moore, and Alexandra Oprescu, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: July 1, 2012	_/s/ Alan G. Priest________________
Alan G. Priest

POWER OF ATTORNEY

Todd M. Miller, whose signature appears below, does hereby constitute and appoint Thomas R. Hiller and Margaret S. Moore, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Sterling Capital Funds and Sterling Capital Variable Insurance Funds (the “Trust”), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (“Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust’s Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: January 26, 2015	/s/ Todd M. Miller
Todd M. Miller

EXHIBIT INDEX

Ropes & Gray LLP

191 North Wacker Drive, 32nd Floor

Chicago, IL 60606

WRITER’S DIRECT DIAL NUMBER: (312) 845-1376

February 3, 2017

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Funds: File Nos. 33-49098 and 811-06719

Post-Effective Amendment No. 128 to the Registration Statement

Dear Sir or Madam:

On behalf of Sterling Capital Funds (the “Trust”) and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is Post-Effective Amendment No.128 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 129 under the 1940 Act on Form N-1A (the “Amendment”). Manually executed signature pages have been obtained prior to the time of this electronic filing and will be retained by the Trust for five years.

In addition to the Part C, the Amendment includes a supplement to the following: (i) Prospectuses relating to Class A Shares of Sterling Capital Behavioral Large Cap Value Equity Fund, the Sterling Capital Mid Value Fund, the Sterling Capital Behavioral Small Cap Value Equity Fund, the Sterling Capital Special Opportunities Fund, the Sterling Capital Equity Income Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Behavioral International Equity Fund, the Sterling Capital Stratton Mid Cap Value Fund, the Sterling Capital Stratton Real Estate Fund, the Sterling Capital Stratton Small Cap Value Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Intermediate U.S. Government Fund, the Sterling Capital Total Return Bond Fund, the Sterling Capital Corporate Fund, the Sterling Capital Securitized Opportunities Fund, the Sterling Capital Kentucky Intermediate Tax-Free Fund, the Sterling Capital Maryland Intermediate Tax-Free Fund, the Sterling Capital North Carolina Intermediate Tax-Free Fund, the Sterling Capital South Carolina Intermediate Tax-Free Fund, the Sterling Capital Virginia Intermediate Tax-Free Fund, the Sterling Capital West Virginia Intermediate Tax-Free Fund, the Sterling Capital Diversified Income Fund, the Sterling Capital Strategic Allocation Balanced Fund and the Sterling Capital Strategic Allocation Growth Fund (the “Funds”), all series of the Trust, and (ii) the Statements of Additional Information for the Funds.

The Amendment relates solely to Class A Shares of the Funds. No information relating to any other share classes of the Trust is amended or superseded hereby.

No fees are required in connection with this filing.

If you have any questions concerning this filing, please call me at (312) 845-1376.

Sincerely,

/s/ Matthew A. Brunmeier

Matthew A. Brunmeier